Estimates (Schedule of Other Non-Current Assets, net) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Unamortized financing costs(1)	[1]	$ 29	$ 41
Regulatory assets		90	85
Deferred charges		198	220
Restricted funds		192	177
Other		221	209
Total other non-current assets, net		$ 730	$ 732

[1]	(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.